MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Schedule of subsidiaries
The following details the entities over which control is held and form part of the consolidation of the Cibest Corporate Group:

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2025	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2024	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2023
Valores Cibest S.A.S.(1)	Colombia	Investments	100.00%	-%	-%
Inversiones Cibest S.A.S.(1)	Colombia	Investments	100.00%	-%	-%
Cibest Investment Management S.A.S.(1)	Colombia	Investments	100.00%	-%	-%
Cibest Inversiones Estratégicas S.A.S.(1)	Colombia	Investments	100.00%	-%	-%
Bancolombia S.A.(1)	Colombia	Banking	100.00%	100.00%	100.00%
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
WOMPI S.A.S.	Colombia	Technology services provider	100.00%	100.00%	100.00%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S. "En liquidación"(2)	Colombia	Transportation	-%	-%	100.00%
Inversiones CFNS S.A.S.	Colombia	Investments	100.00%	100.00%	99.94%
P.A Tokenización Novus(3)	Colombia	Trust for administration and payments	100.00%	-%	-%
Negocios Digitales Colombia S.A.S.	Colombia	Payment solutions	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia(4)	Colombia	Real estate investment fund	78.48%	80.47%	80.47%
P.A. Inmuebles CEM(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Calle 92 FIC-11(4)	Colombia	Mercantile trust	51.01%	52.31%	52.31%
P.A. FIC Edificio Corfinsura(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. FIC-A5(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. FIC Inmuebles(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. FIC Clínica de Prado(4)	Colombia	Mercantile trust	60.47%	62.00%	62.00%
P.A. FIC A6(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Central Point(4)	Colombia	Mercantile trust	58.86%	60.35%	60.35%
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris(5)	Colombia	Mercantile trust	-%	-%	80.47%
P.A. Fideicomiso Twins Bay(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
Fideicomiso Lote Av San Martín(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Fideicomiso Lote 30(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
Fideicomiso Fondo Inmobiliario Bancolombia(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Florencia Ferrara(4)	Colombia	Mercantile trust	43.16%	44.26%	44.26%
P.A. Flor Morado Plaza(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Galería la 33(6)	Colombia	Mercantile trust	-%	80.47%	80.47%
P.A Linz Granz del Rio(4)	Colombia	Mercantile trust	43.16%	44.26%	-%
Fideicomiso Selecto Terrazu Etapa 1 Torre 1(4)	Colombia	Mercantile trust	62.79%	64.38%	-%
Fideicomiso Selecto Terrazu Etapa 1 Torre 2(7)	Colombia	Mercantile trust	62.79%	-%	-%
Fideicomiso Lote C6 Carton de Colombia(7)	Colombia	Mercantile trust	43.16%	-%	-%
Fideicomiso Mokana Recursos(7)	Colombia	Mercantile trust	39.24%	-%	-%
Fideicomiso River Park(7)	Colombia	Mercantile trust	43.16%	-%	-%
Valores Simesa S.A.(8)	Colombia	Investments	57.40%	62.75%	64.93%
Fideicomiso Lote Distrito Vera B1B2(9)	Colombia	Mercantile trust	-%	62.44%	64.61%
Fideicomiso Lote Distrito Vera B3B4(10)	Colombia	Mercantile trust	-%	-%	64.61%
P.A. FAI Calle 77	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Salitre	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Central-2	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Calle 84 (2)	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Calle 84 (3)	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Distrito Vera(11)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A Nexo(11)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A. Mercurio	Colombia	Mercantile trust	100.00%	100.00%	100.00%

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2025	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2024	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2023
P.A CEDIS Sodimac(11)	Colombia	Mercantile trust	100.00%	100.00%	-%
Wenia S.A.S.	Colombia	Technology services	100.00%	100.00%	100.00%
P.A. Wenia	Colombia	Mercantile trust	100.00%	100.00%	100.00%
Nequi S.A. Compañía de Financiamiento	Colombia	Financial services	100.00%	100.00%	100.00%
Sociedad Beneficiaria BC Panamá S.A.S(12)	Colombia	Holding	-%	100.00%	-%
P.A Títulos de Pagos por Ejecución(13)	Colombia	Mercantile trust	100.00%	-%	-%
Cibest Panamá Assets, S.A(14)	Panama	Investment	100.00%	-%	-%
Cibest Capital Panamá, S.A. (before Valores Banistmo S.A.(14))	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Holding	99.17%	99.17%	99.17%
Banistmo S.A.(15)	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.(15)	Panama	Trust	100.00%	100.00%	100.00%
Leasing Banistmo S.A.(15)	Panama	Leasing	100.00%	100.00%	100.00%
Banistmo Panamá Fondos de Inversión S.A.(15)	Panama	Investment fund holder	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.(15)	Panama	Real estate	100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc.(15)(16)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.(15)(16)	Panama	Real estate	100.00%	100.00%	100.00%
Steens Enterprises S.A.(15)(16)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A.(15)(16)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	99.68%	99.68%	99.68%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance agency	79.92%	79.92%	79.92%
Financiera Agromercantil S.A.	Guatemala	Financial services	100.00%	100.00%	100.00%
Agrovalores S.A.	Guatemala	Securities brokerage	100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.	Guatemala	Financial Leasing	100.00%	100.00%	100.00%
Asistencia y Ajustes S.A.	Guatemala	Roadside and medical assistance services	100.00%	100.00%	100.00%
Serproba S.A.	Guatemala	Maintenance and remodeling services	100.00%	100.00%	100.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajería S.A. "En liquidación"	Guatemala	Maintenance services	100.00%	100.00%	100.00%
Mercom Bank Ltd.(17)	Barbados	Banking	99.68%	99.68%	99.68%
New Alma Enterprises Ltd.	Bahamas	Investments	99.68%	99.68%	99.68%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
SINESA Cayman, Inc.(18)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
ACCELERA S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Holding	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagrícola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.	Costa Rica	Business and management advising	99.17%	99.17%	99.17%
Cibest Capital Holdings USA LLC (before Bancolombia Capital Holdings USA LLC)	United States	Holding	100.00%	100.00%	100.00%
Cibest Capital Advisory Services LLC (before Bancolombia Capital Advisers LLC)	United States	Investment advisor	100.00%	100.00%	100.00%
Cibest Capital Securities LLC (before Bancolombia Capital LLC)	United States	Securities brokerage	100.00%	100.00%	100.00%
Wenia Ltd.	Bermuda	Technology services	100.00%	100.00%	100.00%
(1) Incorporation of subsidiaries due to changes in the corporate structure, whereby Grupo Cibest S.A. became the holding company of all financial entities and other companies within Cibest Corporate Group, including Bancolombia. For further information, see Note 1. Reporting entity.
(2) Company liquidated in July 2024. For more information, see Note 1. Reporting entity.
(3) Trust for administration and payments consolidated by Inversiones CFNS S.A.S since December 2025.
(4) The decrease in the shareholding is due to the entry of a new investor in September 2025, which diluted the percentage of participation.
(5) On February 29, 2024, the trust rights were transferred as a result of the sale by Fondo de Capital Privado Fondo Inmobiliario Colombia
(6) On August 21, 2025, the trust rights were transferred as a result of the sale by Fondo de Capital Privado Fondo Inmobiliario Colombia.
(7) Companies consolidated by Fondo de Capital Privado Fondo Inmobiliario Colombia, Fideicomiso Terrazu Etapa 1 Torre 2 since May 2025, Fideicomiso Lote C6 Cartón de Colombia y Fideicomiso Mokana since September 2025 y el Fideicomiso River Park since November 2025.
(8) The decrease in the shareholding is due to the repurchase of outstanding stock carried out by Valores Simesa subsidiary during 2025 and 2024.
(9) During 2025, the trust rights were transferred as a result of the sale by Valores Simesa S.A. (Parent of the fund).
(10) During 2024, the trust rights were transferred as a result of the sale by Valores Simesa S.A.
(11) During May, June and November 2024, the parent company was established as trustor of P.A. CEDIS Sodimac, P.A. Nomad Distrito Vera and P.A. Nexo, respectively through a management mercantile trust agreement, for real estate activity purposes.
(12) On September 27, 2024, Sociedad Beneficiaria BC Panamá was established, a company whose corporate purpose is to be the beneficiary of the division of a company domiciled in Panama, by virtue of which it partially transfers its assets, as a consequence of the above, to be the owner of the assets and liabilities received on the occasion of said operation, and merge with a company domiciled in Colombia. For more information, see Note 1. Reporting entity. In 2025, once the transaction was completed, the company Beneficiaria BC Panamá was liquidated.
(13) Company consolidated by Bancolombia S.A. since December 2025.
(14) Investments of Cibest Corporate Group resulting from the the partial spin-off by Banistmo of 100% of the shares it held in Cibest Capital Panamá, S.A. (before Valores Banistmo S.A.), in favor of Cibest Panamá Assets S.A., a Panamanian company wholly owned by Cibest. For further information, see Note 1. Reporting entity.
(15) on December 18, 2025, Cibest informed to the market the execution of a share purchase agreement with Inversiones Cuscatlán Centroamérica S.A. for the sale of 100% of the shares of Banistmo S.A. For further information, see Note 1. Reporting entity.
(16) Investments in non-operational stage.
(17) On September 30, 2021, Mercom Bank Ltd shareholder authorized the beginning of an organized and gradual process to transfer of the assets and liabilities of Mercom Bank, Ltd., to Banco Agromercantil de Guatemala, S. A. or other companies of Cibest Corporate Group. For further information, see Note 1. Reporting Entity.
(18) On October 5, 2020, the Board of Directors of Bancolombia Panamá (parent company of Sinesa Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. For further information, see Note 1. Reporting entity.
Schedule of consolidated funds
Cibest Corporate Group consolidates the following funds:

Name	Country	% of ownership interest held by Cibest Corporate Group, 2025	% of ownership interest held by Cibest Corporate Group, 2024	% of ownership interest held by Cibest Corporate Group, 2023	Assets managed
					December 31, 2025	December 31, 2024
Fondo de Capital Privado Fondo Inmobiliario Colombia(1)	Colombia	78.48%	80.47%	80.47%	6,840,135	6,039,891
Fideicomiso Lote Distrito Vera B1B2(2)	Colombia	—%	62.44%	64.61%	—	26,367
Fideicomiso Lote Distrito Vera B3B4(3)	Colombia	-	—%	64.61%	-	—
Banistmo Panamá Fondos de Inversión S.A.(4)	Panama	100.00%	100.00%	100.00%	69,395	126,092
(1)It includes the amounts of certain equity instruments that are controlled through the subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, they meet the definition of control in accordance with IFRS 10. For further information, see Note 2.C. Consolidation. The decrease in the percentage of participation is due to the entry of a new investor in September 2025, which diluted the percentage of participation.
(2) During 2025, the trust rights were transferred by Valores Simesa S.A. (the fund’s parent company).
(3)During 2024, the trust rights were transferred by Valores Simesa S.A. (the fund’s parent company).
(4) Investment in non-operational stage. The variation in assets managed is mainly due to the effect of converting US dollars to Colombian pesos in the consolidation process, the closing exchange rate was to 4,409.15 in December 2024 and 3,757.08 in December 2025, also withdrew its participation in Fondo Renta Fija Valor to free up resources. For more information, see Note 2.C. Consolidation Principles.

Schedule of exchange rate used by the Bank and its subsidiaries
The table below sets forth the exchange rate used by Cibest Corporate Group and its subsidiaries to convert Consolidated Statement of Financial Position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2025	December 31, 2024	December 31, 2023
Year-end exchange rate	3,757.08	4,409.15	3,822.05
Average rate for the period ended at	4,052.89	4,073.75	4,330.14

Schedule of economic scenario weighting
These scenarios reflect reasonable, non-extreme expectations. The current weighting applied to the macroeconomic forecasts at year-end is as follows:

	Optimistic		Base		Pessimistic
Country	2025	2024	2025	2024	2025	2024
Colombia	15.00%	15.00%	60.00%	60.00%	25.00%	25.00%
Panama	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%
El Salvador	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%
Guatemala	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%

Summary of projections of macroeconomic variables used to estimate ECL
The following presents a comparison of the key projected macroeconomic variable in each country, “GDP Growth,” used to estimate ECL as of December 31, 2025 and 2024:

As of December 31, 2025
	Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2025	3.07%	2.86%	2.65%	4.85%	4.14%	3.43%
2026	4.57%	3.23%	1.89%	6.19%	3.97%	1.75%
2027	4.68%	2.88%	1.08%	6.81%	4.04%	1.26%

As of December 31, 2025
	Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2025	4.15%	3.79%	3.44%	3.30%	2.80%	2.29%
2026	4.49%	3.48%	2.47%	3.90%	2.49%	1.08%
2027	4.58%	3.38%	2.18%	4.07%	2.39%	0.72%

As of December 31, 2024
	Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2024	1.98%	1.80%	1.59%	3.51%	2.46%	1.41%
2025	3.89%	2.57%	1.23%	6.04%	3.48%	0.92%
2026	4.76%	2.96%	1.16%	6.68%	3.76%	0.85%

As of December 31, 2024
	Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2024	3.83%	3.48%	3.12%	3.10%	2.59%	2.09%
2025	4.46%	3.46%	2.45%	3.77%	2.36%	0.95%
2026	4.55%	3.35%	2.14%	3.93%	2.25%	0.58%

Schedule of significant increase in risk using external credit rating

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Summary of information about written-off loan portfolio
Loans are written off when Cibest Corporate Group concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party, i.e., there is no possibility of recovery due to the debtor's lack of ability or willingness to pay or in the absence of open guarantees granted by the debtor. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

		Length of delinquency (days)
Type	Collateral	Grupo Agromercantil Holding S.A.	Banistmo S.A.	Banco Agrícola S.A.	Bancolombia S.A.
	Without collateral			180
Commercial	With collateral	N/A(1)	360	360	360
	Without collateral	180	180	180	180
Consumer	With collateral	540 for vehicles collateral	1080 for mortgage collateral	720 for mortgage collateral
	Without collateral		180
Small Business Loan	With collateral	N/A(1)	1080 for mortgage collateral	180	180
Mortgage	With collateral	1440	1080	720	N/A(1)
(1)Not dependent on the length of delinquency but on the reasons underlying a loan's non-recoverability.

Schedule of estimated useful lives for each asset group
The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	3 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	2 to 40 years
Vehicles	3 to 10 years

Schedule of post‑model adjustments on impairment allowance
Adjustments for macroeconomic uncertainty are recorded in two ways. First, through the ECL models to capture additional deterioration within macroeconomic expectations not fully reflected in the models, mainly related to inflation and interest rate impacts. Second, through a post‑model adjustment applied to significant Stage 3 exposures based on sector‑specific risk identification.

Segment	Total impairment allowance	Economic uncertainty adjustments – ECL models	Economic uncertainty adjustments – significant clients	Economic uncertainty adjustments – Total	Proportion of adjustments to total impairment allowance
Commercial	6,872,442	119,109	35,987	155,095	2.30%
Consumer and Small Business Loan	5,414,308	150,775	-	150,775	2.80%
Mortgage	967,196	9,850	-	9,850	1.00%
Total	13,253,946	279,734	35,987	315,720	2.40%